Note 2 - Summary of Significant Accounting Policies - Other Comprehensive Income (Loss) (Q1) (Details)	3 Months Ended
Mar. 31, 2021 USD ($)
Beginning balance	$ 2,013,410
Ending balance	14,181,607
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Beginning balance	(685,680)
Other comprehensive income (loss) before reclassifications	(5,184)
Amounts reclassified from accumulated other comprehensive loss
Ending balance	$ (690,864)